Discontinued operations and assets and liabilities of disposal groups (Details) € in Millions, £ in Millions		1 Months Ended	3 Months Ended		6 Months Ended
		Jul. 31, 2023 EUR (€)	Jun. 30, 2023 EUR (€)	Mar. 31, 2023 item	Jun. 30, 2023 GBP (£) item	Jun. 30, 2023 EUR (€) item	Jun. 30, 2022 GBP (£)	Jun. 30, 2022 EUR (€)
Disclosure of analysis of single amount of discontinued operations [line items]
Profit/(loss) from continuing operations | £					£ 2,528		£ 1,825
Profit (loss) from discontinued operations | £	[1]				£ (108)		£ 190
UBIDAC
Disclosure of analysis of single amount of discontinued operations [line items]
Number of legally binding agreements for sale of business | item					3	3
Permanent TSB Group Holdings p.l.c.
Disclosure of analysis of single amount of discontinued operations [line items]
Amount of gross performing loans fully migrated			€ 6,300
Number of branches transferred in sales agreement | item				25
Permanent TSB Group Holdings p.l.c. | Disposals of assets
Disclosure of analysis of single amount of discontinued operations [line items]
Amount of gross performing loans fully migrated		€ 500
AIB
Disclosure of analysis of single amount of discontinued operations [line items]
Losses on disposal						€ (55)		€ (5)
AIB | Disposals of assets
Disclosure of analysis of single amount of discontinued operations [line items]
Amount of gross performing loans fully migrated		3,100
AIB | Binding agreement for the sale of performing tracked and linked mortgages to AIB | Disposals of assets
Disclosure of analysis of single amount of discontinued operations [line items]
Sale of portfolio of performing tracker and linked mortgages		€ 4,000
Permanent TSB p.l.c.
Disclosure of analysis of single amount of discontinued operations [line items]
Number of branches transferred in sales agreement | item					25	25

[1]	The results of discontinued operations, comprising the post-tax profit, is shown as a single amount on the face of the income statement. An analysis of this amount is presented in Note 7 to the consolidated financial statements.